INCOME TAXES	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
Accounting policy
Income tax and social contribution comprise current and deferred tax. It is recognized in profit or loss except to the extent that it relates to items recognized directly in other comprehensive income.
Current tax is measured using tax rates enacted or substantively enacted at the reporting date in the countries in which the Company operates and generates taxable income.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.
To recognize deferred tax assets arising from temporary differences and tax losses, the Company assesses the expectation of generating future taxable profits considering that these temporary differences and accumulated tax losses would be offset.
Deferred income tax assets and liabilities are offset when there is a legal right and intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority. Therefore, deferred tax assets and liabilities in different entities or different countries are generally not offset
Uncertainty over tax income treatments
Management periodically evaluates positions taken in the income tax calculation with respect to situation in which applicable tax regulation is subject to interpretation.
If it is probable that the taxation authorities will accept the uncertain tax treatments, these positions are considered to determine income taxes; therefore, the amounts recognized in the consolidated financial statements are consistent with those reported in the income tax filings.
If it is not probable that the taxation authorities will accept the uncertain tax treatments, a provision is recognized for the estimated amount of resources to be disbursed (see Note 22.4)
22.1Deferred taxes
The components of deferred tax assets (“DTA”) and liabilities ("DTL") are shown below:

		12.31.2025	12.31.2024
Temporary differences	(i)	269.8	228.2
Tax loss carryforwards		7.6	85.2
Functional currency effect of the non monetary assets	(ii)	(388.0)	(559.0)
Gains not realized		41.8	38.4
Derivatives / Hedge Accounting		(1.7)	2.4
Effect of differences in fixed asset		(82.9)	(71.1)
Other differences between basis: account x tax	(iii)	(1.6)	(0.4)
Deferred tax assets (liabilities), net		(155.0)	(276.3)
Total deferred tax asset		118.1	174.0
Total deferred tax liability		(273.1)	(450.3)
(i)Temporary differences include non-deductible provisions, accelerated amortization of incentivized expenses with research and development, foreign exchange rate gains or losses included in income tax calculation in cash basis and other differences which will be included or excluded from the tax basis when realized for tax purposes.
(ii)The income tax bases of non-monetary assets and liabilities of Embraer and certain subsidiaries are determined in a currency that is different from their functional currency. Deferred income taxes arising from exchange rate changes on the tax bases of non-current assets and liabilities are recognized through profit or loss.
(iii)Refers to differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, such as adjustments to contract revenues, leases and right of use, impairment, among others.
The changes in deferred income taxes were as follows:

	From the statement of income	Other comprehensive income	Total
At December 31, 2022	(372.1)	49.6	(322.5)
Temporary differences	55.0	—	55.0
Tax loss carryforwards	(15.5)	—	(15.5)
Functional currency effect of the non-monetary assets	112.3	—	112.3
Gains not realized	12.2	—	12.2
Effect of differences by fixed asset	(16.1)	—	(16.1)
Derivatives / Hedge Accounting	0.2	—	0.2
Differences between basis: account x tax	4.5	2.9	7.4
At December 31, 2023	(219.5)	52.5	(167.0)
Temporary differences	62.3	—	62.3
Tax loss carryforwards	84.1	—	84.1
Functional currency effect of the non-monetary assets	(242.5)	—	(242.5)
Gains not realized	5.4	—	5.4
Derivatives / Hedge Accounting	(16.0)	—	(16.0)
Effect of differences by fixed asset	(4.7)	6.0	1.3
Other differences between basis: account x tax	(0.6)	(3.3)	(3.9)
At December 31, 2024	(331.5)	55.2	(276.3)
Temporary differences	41.6		41.6
Tax loss carryforwards	(77.6)		(77.6)
Functional currency effect of the non-monetary assets	171.0		171.0
Gains not realized	3.4		3.4
Effect of differences by fixed asset	(11.8)		(11.8)
Derivatives / Hedge Accounting	4.4	(8.5)	(4.1)
Other differences between basis: account x tax	5.6	(6.8)	(1.2)
At December 31, 2025	(194.9)	39.9	(155.0)
22.2Unrecognized deferred tax assets
As of December 31, 2025, the Company did not recognize deferred tax assets in the amount of US$71.2 (2024: US$63.4), of which US$0.1 (2024: US$0.2) relates to temporary differences and US$71.0 (2024: US$63.2) relates to tax losses of subsidiaries that do not have an expectation of future taxable profits.
22.3Reconciliation of income tax expense

		12.31.2025	12.31.2024	12.31.2023
Net profit before income tax		267.6	557.0	120.7
Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%		(91.0)	(189.4)	(41.0)
Tax on profits of overseas subsidiaries		(124.7)	(120.8)	(8.2)
Foreign Tax Credit (FTC)	(i)	259.5	—	—
Transfer Pricing and Thin Capitalization		—	—	(1.5)
Functional currency effect of the non-monetary assets		239.2	(326.1)	132.4
Research and development tax incentives		20.2	3.4	16.6
Interest on own capital		27.3
Currency effect of the result		(250.0)	359.5	(135.6)
Equity in the earnings of subsidiaries		(2.4)	(1.4)	3.8
Non-recognized DTA on tax losses carryfoward		(23.1)	5.9	(40.4)
Different tax rates in subsidiaries		36.1	81.1	110.5
EVE fiscal deconsolidation	(ii)	(12.8)	—	—
Non-deductible expenses and tax-free income		(6.7)	2.9	3.6
Tax Overpayment (Monetary restatement)	(iii)	17.4	—	—
Other difference between IFRS and fiscal basis		(1.2)	(12.0)	6.0
Others	(iv)	3.6	(5.5)	(2.6)
		182.4	(13.0)	84.6
Income tax and social contribution income (expense) benefit as reported		91.4	(202.4)	43.6
Current income tax and social contribution expense as reported		(45.2)	(90.4)	(109.0)
Deferred income tax and social contribution income (expense) benefit as reported		136.6	(112.0)	152.6
Effective rate		34.1%	-36.3%	36.1%
(i)The Company used accumulated tax credits paid abroad in the amount of US$190.0 recorded in tax return, and the remaining balance is US$6.6.
(ii)As a result of the Company's reduced interest in Eve Holding to less than 80%, Embraer Aircraft Holding, Inc. has ceased consolidating Eve Holding for income tax purposes, resulting in an increased tax burden for Embraer Aircraft Holding Inc. For more information on the transaction, see Note 2.3.1(v).
(iii)Refers to the exclusion of SELIC rate interest updates applied to tax credits.
(iv)Refers substantially to adjustments such as exclusions of Reintegra credits, and subsidies granted by FINEP to stimulate technological innovation, among other permanent additions and exclusions according to the Brazilian Corporate Income Tax Law.
22.4Uncertainty over income tax treatments
The Company is engaged in administrative and judicial discussions with tax authorities in Brazil regarding uncertain tax treatments adopted in the calculation of income taxes.
Embraer is challenging a tax assessment that disallowed the offsetting of social contribution with income tax credits paid abroad. This case is in the Federal Regional Court of the 3rd Region, awaiting the ruling on Embraer’s appeal. For this case, a provision of US$3.4 was recognized (2024: US$2.9).
Except for the aforementioned legal proceedings, the Company, based on the assessment of its internal and external legal advisors, has concluded that the tax treatment of the discussions will likely be accepted by the tax authorities. Among these discussions, the main one refers to the taxation of profits earned by subsidiaries located abroad, in the context of Brazilian Provisional Measure 2,158-35 of 2001, in the amount of US$108.8 (2024: US$89.3).
22.5Global Model Anti-Tax Base Erosion Rules (Pillar 2)
The Pillar 2 legislative framework proposed by the Organization for Economic Co-operation and Development (“OECD”) applies to multinational groups whose consolidated revenue is greater than, or equal to, 750 million euro in at least two of the last 4 years. This proposed legislation suggests that, if an entity in a consolidated group has an effective tax rate lower than 15%, additional taxation could be imposed on undertaxed profits (or a rate of 16%, with respect to the Simplified ETR Test in the context of the Transitional CbCR Safe Harbour).
For such rules to take effect, different countries around the world need to introduce them into their domestic legal systems.
The Company became subject to the global minimum tax by Pillar 2 tax legislation as of January 1, 2024, in France, Ireland, Spain, Switzerland, the Netherlands, Portugal and the United Kingdom and in Singapore as of January 1, 2025. In October 2025, Brazil published Provisional Measure 1,262/2024, converted into Law 15,079/2024 and Normative Instruction 2,228/2024, which partially introduced Pillar 2 rules in the country, with effect scheduled for January 1, 2025.
Based on the analysis and estimates carried out to date by the Company for the year 2025, with the assistance of external advisors, based on its operations in these jurisdictions, the Company has not recognized any impact on its current or deferred income tax position.
The Company continues to monitor the evolution of the new rules introduced with the support of external consultants to identify potential impacts for the years 2026 onwards, based on the guidelines published by the OECD, as well as by the countries in which the Company has a presence, as the submission of income tax returns for 2025 and compliance with ancillary obligations in jurisdictions that have introduced Pillar 2 tax legislation as of January 1, 2026 onwards.